DEPOSITS (Detail Textuals) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
DEPOSITS
Deposit accounts with balances over $100	$ 91,781	$ 64,485
Certificates of deposit scheduled to mature after 2019	0
Deposit accounts with directors and executive officers	$ 1,910	$ 1,848